Derivative financial instruments and hedge accounting - Effects recognized in finance income (loss) (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Derivative financial instruments and hedge accounting
Income (expense) from derivative financial instruments	€ 13	€ (306)	€ 351
Currency
Derivative financial instruments and hedge accounting
Income (expense) from derivative financial instruments	(70)	(322)	391
Interest rate risk
Derivative financial instruments and hedge accounting
Income (expense) from derivative financial instruments	81	€ 16	€ (40)
Option contract
Derivative financial instruments and hedge accounting
Income (expense) from derivative financial instruments	€ 2